Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	€ 11,496	€ 16,900	[1]
Loans at amortized cost	3,185	0	[1]
Long-term debt	0	0	[1]
Other Assets/ Liabilities	0	0	[1]
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0	[1]
Loans at amortized cost	0	0	[1]
Long-term debt	80,078	87,356	[1]
Other Assets/ Liabilities	0	0	[1]
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	327	326	[1]
Loans at amortized cost	82	0	[1]
Long-term debt	0	0	[1]
Other Assets/ Liabilities	0	0	[1]
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0	[1]
Loans at amortized cost	0	0	[1]
Long-term debt	3,822	2,292	[1]
Other Assets/ Liabilities	0	0	[1]
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	58	(35)	[1]
Loans at amortized cost	(1)	0	[1]
Long-term debt	0	0	[1]
Other Assets/ Liabilities	0	0	[1]
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0	[1]
Loans at amortized cost	0	0	[1]
Long-term debt	417	369	[1]
Other Assets/ Liabilities	0	0	[1]
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	481	(31)
Loans at amortized cost	100	0
Long-term debt	(1,734)	506
Other Assets/ Liabilities	€ 0	€ 0

[1]	Prior period results have been restated.